Additional Subsequent Events	6 Months Ended
Jan. 31, 2025
Additional Subsequent Events
Additional Subsequent Events

Note 10 — Additional Subsequent Events

On April 28, 2025, the Company further modified the following key terms of the Proposed Public Offering to:

1)	Decrease the amount of working capital not held in the trust account to $650,000 from $950,000; and

2)	Decrease the number of Private Placement Units to be purchased by the Sponsor from 231,250 units (or 248,240 units if the underwriters’ over-allotment option is exercised in full) to 201,250 units (or 217,641 units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $2,012,500 (or $2,176,410 if the over-allotment option is exercised in full).

On April 28, 2025, the Company issued a promissory note in the amount of $500,000 to the Sponsor to be used, in part, for transaction costs for this Proposed Public Offering. The promissory note is unsecured, interest-free and due the date on which the Company closes the Proposed Public Offering.

The subsequent events mentioned in this note have been updated and reflected in Notes 1, 3, 4 and 7.

Additional Subsequent Events

Note 11 — Additional Subsequent Events

On May 19, 2025, the Company further modified the following key terms of the Proposed Public Offering to:

1)	Decrease the number of Private Placement Units to be purchased by the Sponsor if the underwriters’ over-allotment option is exercised in full from 217,641 units to 212,500 units at a price of $10.00 per unit for an aggregate purchase price of $2,125,000.